12. Stockholders' Equity (Deficiency) (Details 2)	3 Months Ended	4 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Expected forfeiture rate		3.90%	1.70%	0.00%
Stock Incentive Plan To Employees And Directors [Member]
Expected life (years) minimum	3 years 6 months	3 years 6 months	2 years 6 months
Expected life (years) maximum	3 years 6 months	3 years 9 months	3 years 9 months 18 days
Expected volatility minimum	46.50%	46.30%	44.20%
Expected volatility maximum	46.50%	46.50%	50.90%
Weighted-average volatility	46.50%	46.50%	49.00%
Risk-free interest rate, Minimum	0.38%	0.36%	0.31%
Risk-free interest rate, Maximum	0.38%	0.44%	0.60%
Dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	3.90%	3.90%	1.70%
Stock Incentive Plan To Non Employees [Member]
Expected life (years) minimum		4 years	2 years 8 months 12 days
Expected life (years) maximum		4 years	5 years
Expected volatility minimum		46.50%	44.20%
Expected volatility maximum		46.50%	50.00%
Weighted-average volatility		46.50%	47.40%
Risk-free interest rate, Minimum		0.38%	0.37%
Risk-free interest rate, Maximum		0.38%	0.60%
Dividend yield		0.00%	0.00%
Expected forfeiture rate